7. RELATED PARTIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Wenyi Yu
Cash contribution	$ 117,695	$ 56,106
Debt Forgiveness	20,000	8,664
Due to Related Party	169,013	308,785
KerenZhao
Cash contribution	0	98,000
Debt Forgiveness	$ 8,000	$ 12,000